Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2015
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND INC
Central Index Key	0000836487
Amendment Flag	false
Document Creation Date	Aug. 26, 2016
Document Effective Date	Aug. 26, 2016
Prospectus Date	Aug. 26, 2016
Multi-Asset Portfolio | Class A
Prospectus:
Trading Symbol	MMPPX
Multi-Asset Portfolio | Class L
Prospectus:
Trading Symbol	MMPLX
Multi-Asset Portfolio | Class I
Prospectus:
Trading Symbol	MMPIX
Multi-Asset Portfolio | Class C
Prospectus:
Trading Symbol	MSMEX
Multi-Asset Portfolio | Class IS
Prospectus:
Trading Symbol	MSPMX